SHORT - TERM DEBT AND LONG-TERM DEBT (Schedule Of Short Term Debt) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Total		$ 49,887	$ 61,479
Bank of Shanghai [Member]
Total	[1]	21,817	12,296
Hengfeng Bank [Member]
Total	[2]	0	49,183
Bank of Beijing [Member]
Total	[3]	20,798	0
Others [Member]
Total	[4]	$ 7,272	$ 0

[1]	In May and August 2017, the Company entered into five short-term loan agreements with Bank of Shanghai for $12,296. The loans bear an annual interest rates ranging from 137.9% to 149.4% of the one year loan interest rate quoted by the People’s Bank of China and have loan periods ranging from eight to eleven months. The Company repaid the loans in April 2018. In February 2018, the company entered into a loan agreement with Shanghai Bank for $10,181. The loan bears an annual interest rate of 130% over the one-year loan interest rate quoted by the People’s Bank of China and has a loan period of one year. The Company repaid the loan in February 2019. In April and May 2018, the Company entered into two loan agreements with Shanghai Bank for $11,636 in aggregate. Both loans bear an annual interest rate of 140% over the one-year loan interest rate quoted by the People’s Bank of China and have a loan period of one year. $7,272 of the loan was due in April 2019 and were repaid by the Company.
[2]	The loan obtained from Hengfeng Bank in 2017 had been repaid by the Company in May 2018.
[3]	In March, May and June 2018, the Company entered into four loan agreements with Bank of Beijing for $20,798 in aggregate. The loans bear annual interest rates of the Loan Prime Rate plus additional interest rate ranging from 0.05% to 1.355% with loan period of one year. $14,544 of the loan was due in March 2019 and had been repaid by the Company.
[4]	In January 2018, the Company entered into two loan agreements with a third party individual for a total amounting to $6,109. The loans had an annual interest rate of 10% and were due in July 2018. In July 2018, the Company further renewed the loans for another 6 months with the same interest rate, and subsequently repaid loans in January 2019. In February 2018, the Company entered into a loan agreement with a third party for $787 with an annual interest rate of 9%, which was due in March 2018. The Company repaid the loan in March 2018. In April, May, June, July, August and September 2018, the Company entered into eighteen loan agreements with an individual for $17,787 in aggregate. The loans all bear an annual interest rate of 10.8% and have a period of one month. $17,496 was repaid in May and June 2018, and the remaining balance of $291 was repaid in October 2018. In August 2018, the Company entered into two loan agreements with an individual for $872 in aggregate. The loans both bear an annual interest rate of 10.8% and have a period of two months and four months, respectively. Upon maturity, the Company further renewed the loans for another 12 months with the same interest rate. In October 2018, the Company entered into a loan agreement with the individual for $291. The loan bears an annual interest rate of 10.8% and have a period of six months. The Company repaid the loan in April 2019.